COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2024 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	99.1%
AUSTRALIA	17.4%
DIVERSIFIED	16.0%
Charter Hall Group		450,915	$4,978,490
Goodman Group		928,419	23,742,499
Ingenia Communities Group		1,473,587	5,124,386
Mirvac Group		2,641,517	3,926,358
Stockland		2,463,593	8,924,797

			46,696,530

SELF STORAGE	1.4%
National Storage REIT		2,323,709	4,096,567

TOTAL AUSTRALIA			50,793,097

BELGIUM	3.2%
HEALTH CARE	1.6%
Aedifica SA		65,273	4,570,226

INDUSTRIALS	1.6%
VGP NV		25,068	2,567,208
Warehouses De Pauw CVA		84,822	2,260,404

			4,827,612

TOTAL BELGIUM			9,397,838

CANADA	6.4%
INDUSTRIALS	1.7%
Dream Industrial Real Estate Investment Trust		476,373	5,086,196

RESIDENTIAL	2.9%
Boardwalk Real Estate Investment Trust		56,738	3,593,610
Canadian Apartment Properties REIT		120,544	4,901,264

			8,494,874

RETAIL	1.8%
First Capital Real Estate Investment Trust		368,300	5,106,011

TOTAL CANADA			18,687,081

FRANCE	7.4%
INDUSTRIALS	0.8%
ARGAN SA		26,696	2,190,116

OFFICE	1.6%
Gecina SA		40,859	4,702,857

RETAIL	5.0%
Klepierre SA		181,628	5,952,153
Mercialys SA		267,058	3,602,978
Unibail-Rodamco-Westfield		58,183	5,090,637

			14,645,768

TOTAL FRANCE			21,538,741

GERMANY	7.3%
RESIDENTIAL
LEG Immobilien SE		61,463	6,416,193
TAG Immobilien AG(a)		146,034	2,700,083
Vonovia SE		337,767	12,305,994

			21,422,270

HONG KONG	6.4%
DIVERSIFIED	5.5%
Link REIT		874,510	4,415,382
Sun Hung Kai Properties Ltd.		640,127	7,044,497
Wharf Real Estate Investment Co. Ltd.		1,325,000	4,687,188

			16,147,067

		Shares	Value
SPECIALTY	0.9%
Galaxy Entertainment Group Ltd.		493,000	$2,476,463

TOTAL HONG KONG			18,623,530

JAPAN	23.0%
DIVERSIFIED	15.1%
Japan Metropolitan Fund Invest		6,960	4,677,934
KDX Realty Investment Corp.		5,650	5,943,851
Mitsubishi Estate Co. Ltd.		237,800	3,736,798
Mitsui Fudosan Co. Ltd.		1,528,876	14,232,987
Nomura Real Estate Master Fund, Inc.		5,168	5,138,335
Sumitomo Realty & Development Co. Ltd.		311,800	10,426,236

			44,156,141

HOTEL	2.2%
Invincible Investment Corp.		8,698	3,758,190
Japan Hotel REIT Investment Corp.		5,088	2,531,167

			6,289,357

INDUSTRIALS	4.2%
GLP J-Reit		7,032	6,492,583
Mitsui Fudosan Logistics Park, Inc.		1,917	5,661,969

			12,154,552

RESIDENTIAL	1.5%
Advance Residence Investment Corp.		1,240	2,903,183
Nippon Accommodations Fund, Inc.		366	1,624,686

			4,527,869

TOTAL JAPAN			67,127,919

NEW ZEALAND	0.8%
INDUSTRIALS
Goodman Property Trust		1,898,903	2,479,097

PHILIPPINES	0.4%
DIVERSIFIED
SM Prime Holdings, Inc.		2,143,800	1,235,686

SINGAPORE	7.8%
DATA CENTERS	1.4%
Digital Core REIT Management Pte. Ltd.		6,469,900	3,978,988

DIVERSIFIED	2.8%
CapitaLand Integrated Commercial Trust		5,069,460	8,361,996

HEALTH CARE	1.8%
Parkway Life Real Estate Investment Trust		1,599,000	5,225,287

RETAIL	1.8%
Frasers Centrepoint Trust		2,947,717	5,275,043

TOTAL SINGAPORE			22,841,314

SPAIN	2.5%
DIVERSIFIED	1.0%
Merlin Properties Socimi SA		234,260	2,964,914

INFRASTRUCTURE	1.5%
Cellnex Telecom SA(b)		110,790	4,492,759

TOTAL SPAIN			7,457,673

SWEDEN	4.4%
DIVERSIFIED	2.6%
Fastighets AB Balder, Class B(a)		519,602	4,564,748
Nyfosa AB		250,495	2,969,677

			7,534,425

		Shares	Value
INDUSTRIALS	0.8%
Catena AB		37,904	$2,164,695

OFFICE	0.7%
Fabege AB		217,078	2,150,292

SPECIALTY	0.3%
JM AB		46,190	923,268

TOTAL SWEDEN			12,772,680

UNITED KINGDOM	12.1%
DIVERSIFIED	1.8%
Land Securities Group PLC		351,656	3,060,654
LondonMetric Property PLC		741,699	2,030,827

			5,091,481

INDUSTRIALS	4.2%
Segro PLC		485,654	5,674,841
Tritax Big Box REIT PLC		2,590,573	5,510,376
Urban Logistics REIT PLC		633,982	1,069,674

			12,254,891

OFFICE	0.9%
Derwent London PLC		82,905	2,662,373

RESIDENTIAL	1.9%
Grainger PLC		867,314	2,846,709
UNITE Group PLC		224,502	2,821,391

			5,668,100

RETAIL	0.6%
Hammerson PLC		386,021	1,640,909

SELF STORAGE	2.7%
Big Yellow Group PLC		200,124	3,392,608
Safestore Holdings PLC		380,795	4,566,663

			7,959,271

TOTAL UNITED KINGDOM			35,277,025

TOTAL COMMON STOCK (Identified cost—$219,082,788)			289,653,951

SHORT-TERM INVESTMENTS	0.2%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.95%(c)		689,946	689,946

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$689,946)			689,946

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$219,772,734)	99.3%		290,343,897
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		1,958,725

NET ASSETS	100.0%		$292,302,622

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non–income producing security.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $4,492,759 which represents 1.5% of the net assets of the Fund, of which 0.0% are illiquid.

(c)	Rate quoted represents the annualized seven–day yield.

Sector Summary	% of Net Assets
Diversified	45.2
Industrials	14.1
Residential	13.7
Retail	9.1
Self Storage	4.1
Health Care	3.4
Office	3.2
Hotel	2.2
Infrastructure	1.5
Data Centers	1.4
Specialty	1.2
Other (includes short-term investments)	0.9

100.0

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock—Real Estate	$289,653,951	$—	$—	$289,653,951
Short-Term Investments	—	689,946	—	689,946

Total Investments in Securities(a)	$289,653,951	$689,946	$—	$290,343,897

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.